CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 349,435	$ 371,112		$ 361,772
Cost of revenues	246,487	286,670		249,543
Gross profit	102,948	84,442		112,229
Operating expenses:
Research and development, net	22,930	35,004		42,962
Selling and marketing	40,816	56,059		67,743
General and administrative	21,235	23,657		26,757
Restructuring costs	$ 1,225	6,816		$ 9,345
Goodwill impairment		14,765	[1]
Other income	$ (4,849)	(19,827)		$ (7,657)
Total operating expenses	81,357	116,474		139,150
Operating income (loss)	21,591	(32,032)		(26,921)
Financial expenses, net	14,738	37,946		14,018
Income (loss) before taxes on income	6,853	(69,978)		(40,939)
Taxes on income	5,842	6,501		6,539
Net income (loss)	$ 1,011	$ (76,479)		$ (47,478)
Net Income (loss) per share:
Basic net income (loss) per share	$ 0.01	$ (1.22)		$ (1.23)
Diluted net income (loss) per share	$ 0.01	$ (1.22)		$ (1.23)
Weighted average number of ordinary shares used in computing basic net income (loss) per share	77,239,409	62,518,602		38,519,606
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	77,296,681	62,518,602		38,519,606

[1]	During the fourth quarter of 2014, the Company determined that sufficient indicators of potential impairment existed to require additional goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses (see also note 2l), the Company recorded complete goodwill impairment charge in 2014, in the amount of $ 14,765.